Distribution Date:	09/15/23	WFRBS Commercial Mortgage Trust 2013-C17
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	17		Attention: Reporting	Reporting@belloakadvisors.com
Historical Detail	18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	U.S. Bank Trust Company, National Association
Modified Loan Detail	23		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938GAA6	1.154000%	48,455,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938GAB4	2.921000%	166,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938GAC2	3.754000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92938GAD0	4.023000%	236,856,000.00	34,720,571.29	34,720,571.29	116,400.72	0.00	0.00	34,836,972.01	0.00	0.00%	30.00%
A-SB	92938GAE8	3.558000%	55,837,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92938GAF5	4.255000%	73,478,000.00	73,478,000.00	12,950,315.08	260,540.74	0.00	0.00	13,210,855.82	60,527,684.92	75.82%	21.88%
B	92938GAJ7	4.788000%	58,784,000.00	58,784,000.00	0.00	234,548.16	0.00	0.00	234,548.16	58,784,000.00	52.35%	15.38%
C	92938GAK4	5.229729%	31,652,000.00	31,652,000.00	0.00	137,942.82	0.00	0.00	137,942.82	31,652,000.00	39.70%	11.88%
D	92938GAN8	5.229729%	47,479,000.00	47,479,000.00	0.00	206,918.59	0.00	0.00	206,918.59	47,479,000.00	20.74%	6.63%
E	92938GAQ1	3.500000%	15,826,000.00	15,826,000.00	0.00	46,159.17	0.00	0.00	46,159.17	15,826,000.00	14.42%	4.88%
F	92938GAS7	3.500000%	9,043,000.00	9,043,000.00	0.00	26,375.42	0.00	0.00	26,375.42	9,043,000.00	10.81%	3.88%
G	92938GAU2	3.500000%	35,044,517.00	27,057,309.38	0.00	52,699.08	0.00	0.00	52,699.08	27,057,309.38	0.00%	0.00%
V	92938GAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92938GAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			904,354,517.00	298,039,880.67	47,670,886.37	1,081,584.70	0.00	0.00	48,752,471.07	250,368,994.30

X-A	92938GAG3	1.049177%	706,526,000.00	108,198,571.29	0.00	94,599.55	0.00	0.00	94,599.55	60,527,684.92
X-B	92938GAH1	0.441729%	58,784,000.00	58,784,000.00	0.00	21,638.83	0.00	0.00	21,638.83	58,784,000.00
X-C	92938GAL2	1.729729%	59,913,517.00	51,926,309.38	0.00	74,848.70	0.00	0.00	74,848.70	51,926,309.38
Notional SubTotal			825,223,517.00	218,908,880.67	0.00	191,087.08	0.00	0.00	191,087.08	171,237,994.30

Deal Distribution Total					47,670,886.37	1,272,671.78	0.00	0.00	48,943,558.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938GAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938GAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938GAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92938GAD0	146.58936776	146.58936776	0.49144088	0.00000000	0.00000000	0.00000000	0.00000000	147.08080863	0.00000000
A-SB	92938GAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92938GAF5	1,000.00000000	176.24751735	3.54583331	0.00000000	0.00000000	0.00000000	0.00000000	179.79335066	823.75248265
B	92938GAJ7	1,000.00000000	0.00000000	3.99000000	0.00000000	0.00000000	0.00000000	0.00000000	3.99000000	1,000.00000000
C	92938GAK4	1,000.00000000	0.00000000	4.35810754	0.00000000	0.00000000	0.00000000	0.00000000	4.35810754	1,000.00000000
D	92938GAN8	1,000.00000000	0.00000000	4.35810758	0.00000000	0.00000000	0.00000000	0.00000000	4.35810758	1,000.00000000
E	92938GAQ1	1,000.00000000	0.00000000	2.91666688	0.00000000	0.00000000	0.00000000	0.00000000	2.91666688	1,000.00000000
F	92938GAS7	1,000.00000000	0.00000000	2.91666704	0.00000000	0.00000000	0.00000000	0.00000000	2.91666704	1,000.00000000
G	92938GAU2	772.08395767	0.00000000	1.50377533	0.74813615	8.31746718	0.00000000	0.00000000	1.50377533	772.08395767
V	92938GAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92938GAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938GAG3	153.14166965	0.00000000	0.13389394	0.00000000	0.00000000	0.00000000	0.00000000	0.13389394	85.66943739
X-B	92938GAH1	1,000.00000000	0.00000000	0.36810748	0.00000000	0.00000000	0.00000000	0.00000000	0.36810748	1,000.00000000
X-C	92938GAL2	866.68771890	0.00000000	1.24927902	0.00000000	0.00000000	0.00000000	0.00000000	1.24927902	866.68771890

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/23 - 08/30/23	30	0.00	116,400.72	0.00	116,400.72	0.00	0.00	0.00	116,400.72	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	08/01/23 - 08/30/23	30	0.00	260,540.74	0.00	260,540.74	0.00	0.00	0.00	260,540.74	0.00
B	08/01/23 - 08/30/23	30	0.00	234,548.16	0.00	234,548.16	0.00	0.00	0.00	234,548.16	0.00
C	08/01/23 - 08/30/23	30	0.00	137,942.82	0.00	137,942.82	0.00	0.00	0.00	137,942.82	0.00
D	08/01/23 - 08/30/23	30	0.00	206,918.59	0.00	206,918.59	0.00	0.00	0.00	206,918.59	0.00
E	08/01/23 - 08/30/23	30	0.00	46,159.17	0.00	46,159.17	0.00	0.00	0.00	46,159.17	0.00
F	08/01/23 - 08/30/23	30	0.00	26,375.42	0.00	26,375.42	0.00	0.00	0.00	26,375.42	0.00
G	08/01/23 - 08/30/23	30	265,263.55	78,917.15	0.00	78,917.15	26,218.07	0.00	0.00	52,699.08	291,481.62
X-A	08/01/23 - 08/30/23	30	0.00	94,599.55	0.00	94,599.55	0.00	0.00	0.00	94,599.55	0.00
X-B	08/01/23 - 08/30/23	30	0.00	21,638.83	0.00	21,638.83	0.00	0.00	0.00	21,638.83	0.00
X-C	08/01/23 - 08/30/23	30	0.00	74,848.70	0.00	74,848.70	0.00	0.00	0.00	74,848.70	0.00
Totals			265,263.55	1,298,889.85	0.00	1,298,889.85	26,218.07	0.00	0.00	1,272,671.78	291,481.62

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	48,943,558.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,317,467.93	Master Servicing Fee	16,460.80
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,147.21
Interest Adjustments	0.00	Trustee Fee	136.02
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	128.32
ARD Interest	0.00	Trust Advisor Fee	705.78
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,317,467.93	Total Fees	18,578.13

Principal		Expenses/Reimbursements
Scheduled Principal	17,518,824.37	Reimbursement for Interest on Advances	87.60
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	30,152,062.00	Special Servicing Fees (Monthly)	2,659.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	23,471.05
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	47,670,886.37	Total Expenses/Reimbursements	26,218.03

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,272,671.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	47,670,886.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	48,943,558.15
Total Funds Collected	48,988,354.30	Total Funds Distributed	48,988,354.31

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	298,039,880.67	298,039,880.67	Beginning Certificate Balance	298,039,880.67
(-) Scheduled Principal Collections	17,518,824.37	17,518,824.37	(-) Principal Distributions	47,670,886.37
(-) Unscheduled Principal Collections	30,152,062.00	30,152,062.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	250,368,994.30	250,368,994.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	298,039,880.69	298,039,880.69	Ending Certificate Balance	250,368,994.30
Ending Actual Collateral Balance	250,371,791.58	250,371,791.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.23%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	19	102,770,843.27	41.05%	2	5.2011	NAP	Defeased	19	102,770,843.27	41.05%	2	5.2011	NAP
2,000,000 or less	4	5,393,834.17	2.15%	2	5.7136	1.649819	1.30 or less	5	19,425,202.02	7.76%	1	5.3545	0.048175
2,000,001 to 3,000,000	3	7,380,411.45	2.95%	2	5.3446	1.470233	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	1	3,057,112.91	1.22%	1	5.5200	4.486500	1.41 to 1.50	2	14,632,934.73	5.84%	2	4.9484	1.442908
4,000,001 to 5,000,000	2	8,686,319.44	3.47%	2	5.2158	1.337769	1.51 to 1.60	1	12,317,584.89	4.92%	2	4.8630	1.558900
5,000,001 to 6,000,000	4	21,831,393.17	8.72%	1	5.2595	0.737495	1.61 to 1.70	3	24,466,462.58	9.77%	1	5.1529	1.656746
6,000,001 to 7,000,000	3	19,305,816.20	7.71%	2	4.9733	2.210881	1.71 to 1.80	2	9,833,711.07	3.93%	2	4.9534	1.766844
7,000,001 to 8,000,000	1	7,725,141.28	3.09%	1	5.5400	1.691400	1.81 to 1.90	2	7,209,375.08	2.88%	1	5.5045	1.840223
8,000,001 to 9,000,000	1	8,469,548.79	3.38%	2	5.0200	1.418900	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.50	3	30,104,447.46	12.02%	2	4.9657	2.070951
10,000,001 to 15,000,000	2	26,717,584.89	10.67%	1	4.8856	1.603311	2.51 or greater	5	29,608,433.20	11.83%	1	4.8962	3.728362
15,000,001 to 20,000,000	1	17,000,000.00	6.79%	1	4.6500	4.005000	Totals	42	250,368,994.30	100.00%	2	5.1115	1.779957
20,000,001 to 30,000,000	1	22,030,988.73	8.80%	2	4.8600	2.055700
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 and greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	42	250,368,994.30	100.00%	2	5.1115	1.779957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	19	102,770,843.27	41.05%	2	5.2011	NAP
							Defeased	19	102,770,843.27	41.05%	2	5.2011	NAP
Arizona	2	3,143,110.73	1.26%	1	5.4841	2.515701
							Lodging	6	16,352,023.54	6.53%	2	5.2663	0.456730
California	3	20,712,826.03	8.27%	2	4.9515	2.054064
							Mixed Use	3	9,588,247.90	3.83%	0	5.5217	2.120384
Colorado	1	3,247,596.27	1.30%	2	4.8600	2.055700
							Mobile Home Park	2	4,228,714.22	1.69%	2	5.3082	0.168865
Delaware	1	17,000,000.00	6.79%	1	4.6500	4.005000
							Office	1	8,469,548.79	3.38%	2	5.0200	1.418900
Florida	3	13,282,614.51	5.31%	1	5.2116	1.272761
							Other	1	14,400,000.00	5.75%	1	4.9050	1.641300
Georgia	1	5,487,513.74	2.19%	1	5.4400	1.845000
							Retail	19	64,583,935.98	25.80%	1	5.0043	2.357055
Illinois	2	5,112,391.20	2.04%	2	5.3761	1.062592
							Self Storage	12	29,975,680.60	11.97%	2	4.9172	2.294204
Indiana	1	481,308.51	0.19%	1	5.5400	1.691400
							Totals	63	250,368,994.30	100.00%	2	5.1115	1.779957
Kansas	5	7,142,261.34	2.85%	2	4.9752	2.951540

Kentucky	2	6,836,904.14	2.73%	2	5.2027	1.693817

Louisiana	1	599,075.49	0.24%	1	5.5400	1.691400

Massachusetts	1	6,635,598.56	2.65%	2	5.1400	2.046600

Michigan	5	7,610,360.11	3.04%	2	5.4036	(0.511010)

New York	1	14,400,000.00	5.75%	1	4.9050	1.641300

Ohio	3	9,822,308.35	3.92%	2	5.0916	1.456430

Texas	11	25,248,705.89	10.08%	2	5.0088	1.740845

Virginia	1	835,576.16	0.33%	1	5.5400	1.691400

Totals	63	250,368,994.30	100.00%	2	5.1115	1.779957

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	102,770,843.27	41.05%	2	5.2011	NAP	Defeased	19	102,770,843.27	41.05%	2	5.2011	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	17,000,000.00	6.79%	1	4.6500	4.005000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	6	66,756,919.49	26.66%	2	4.8728	1.900267	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	4	22,445,098.34	8.96%	2	5.0956	1.517430	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	6	25,220,044.84	10.07%	1	5.3942	0.812168	49 months or greater	23	147,598,151.03	58.95%	2	5.0492	1.932027
	5.501% to 5.750%	4	13,888,461.60	5.55%	1	5.5537	2.154616	Totals	42	250,368,994.30	100.00%	2	5.1115	1.779957
	5.751% or greater	2	2,287,626.76	0.91%	2	5.8394	2.516403
	Totals	42	250,368,994.30	100.00%	2	5.1115	1.779957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	102,770,843.27	41.05%	2	5.2011	NAP	Defeased	19	102,770,843.27	41.05%	2	5.2011	NAP
	60 months or less	23	147,598,151.03	58.95%	2	5.0492	1.932027	Interest Only	2	31,400,000.00	12.54%	1	4.7669	2.921010
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	45,593,372.33	18.21%	1	5.2184	1.272726
	Totals	42	250,368,994.30	100.00%	2	5.1115	1.779957	241 months to 300 months	12	70,604,778.70	28.20%	2	5.0654	1.917945
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	250,368,994.30	100.00%	2	5.1115	1.779957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	19	102,770,843.27	41.05%	2	5.2011	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	23	147,598,151.03	58.95%	2	5.0492	1.932027
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	250,368,994.30	100.00%	2	5.1115	1.779957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
6	440000296	LO	Goleta	CA	Actual/360	5.040%	108,246.10	54,073.84	0.00	N/A	11/01/23	--	24,941,497.80	24,887,423.96	09/01/23
7	310920846	SS	Various	Various	Actual/360	4.860%	92,405.50	49,178.40	0.00	N/A	11/01/23	--	22,080,167.13	22,030,988.73	09/01/23
9	310921394	RT	Rockwall	TX	Actual/360	5.030%	90,842.72	20,973,115.55	0.00	N/A	11/01/23	--	20,973,115.55	0.00	09/01/23
12	301080012	RT	Mill Creek Hundred	DE	Actual/360	4.650%	68,070.83	0.00	0.00	N/A	10/01/23	--	17,000,000.00	17,000,000.00	09/01/23
13	300571037	RT	Palmdale	CA	Actual/360	4.863%	51,730.29	35,670.72	0.00	11/06/23	11/06/25	--	12,353,255.61	12,317,584.89	09/06/23
17	300571029	98	Bronx	NY	Actual/360	4.905%	60,822.00	0.00	0.00	N/A	10/06/23	--	14,400,000.00	14,400,000.00	09/06/23
19	301080019	LO	San Diego	CA	Actual/360	5.010%	49,894.96	25,345.65	0.00	N/A	10/01/23	--	11,565,376.08	11,540,030.43	09/01/23
20	440000279	RT	Clarksville	IN	Actual/360	5.183%	46,435.53	22,072.12	0.00	N/A	11/01/23	--	10,404,230.85	10,382,158.73	09/01/23
25	480919336	OF	Pepper Pike	OH	Actual/360	5.020%	36,691.77	18,457.80	0.00	N/A	11/01/23	--	8,488,006.59	8,469,548.79	09/01/23
30	416000113	MF	Irving	TX	Actual/360	5.500%	33,833.55	14,428.52	0.00	N/A	11/01/23	--	7,143,740.67	7,129,312.15	09/01/23
31	310920940	RT	Klamath Falls	OR	Actual/360	5.010%	30,357.11	7,036,609.33	0.00	N/A	11/01/23	--	7,036,609.33	0.00	09/01/23
32	416000109	RT	Various	Various	Actual/360	5.540%	36,902.93	10,420.66	0.00	N/A	10/01/23	--	7,735,561.94	7,725,141.28	09/01/23
33	301080033	RT	Pittsfield	MA	Actual/360	5.140%	29,432.75	14,200.07	0.00	N/A	11/01/23	--	6,649,798.63	6,635,598.56	09/01/23
34	310920184	LO	Auburn Hills	MI	Actual/360	5.790%	30,760.46	6,169,572.34	0.00	N/A	09/01/23	--	6,169,572.34	0.00	09/01/23
35	310920567	LO	Commerce Township	MI	Actual/360	5.740%	30,443.09	6,159,105.72	0.00	N/A	09/01/23	--	6,159,105.72	0.00	09/01/23
36	310921202	SS	Various	KS	Actual/360	4.920%	27,628.26	14,395.24	0.00	N/A	11/01/23	--	6,521,226.94	6,506,831.70	09/01/23
38	310920461	RT	Miami Beach	FL	Actual/360	4.850%	25,798.24	13,778.65	0.00	N/A	11/01/23	--	6,177,164.59	6,163,385.94	09/01/23
39	301080039	MU	Kissimmee	FL	Actual/360	5.460%	26,801.59	19,075.99	0.00	N/A	08/01/23	--	5,700,444.39	5,681,368.40	09/01/23
40	410920301	RT	Locust Grove	GA	Actual/360	5.440%	25,791.05	18,165.63	0.00	N/A	10/01/23	--	5,505,679.37	5,487,513.74	09/01/23
41	301080041	LO	Various	MI	Actual/360	5.290%	24,335.02	17,777.67	0.00	N/A	11/01/23	--	5,342,160.47	5,324,382.80	09/01/23
43	310920361	RT	Chico	CA	Actual/360	4.830%	22,251.95	11,969.26	0.00	N/A	11/01/23	--	5,350,097.49	5,338,128.23	09/01/23
44	301080044	MH	West Allis	WI	Actual/360	5.180%	24,081.03	11,530.91	0.00	N/A	10/05/23	--	5,398,662.41	5,387,131.50	09/05/23
46	301080046	SS	East Hampton	NY	Actual/360	5.230%	23,485.14	10,123.76	0.00	N/A	11/01/23	--	5,214,735.11	5,204,611.35	09/01/23
48	416000115	LO	Lexington	KY	Actual/360	5.100%	19,810.38	15,320.27	0.00	N/A	11/01/23	--	4,510,903.11	4,495,582.84	09/01/23
49	310919197	RT	Littleton	CO	Actual/360	5.010%	19,941.77	4,622,391.22	0.00	N/A	09/01/23	--	4,622,391.22	0.00	09/01/23
50	440000283	LO	Riverwoods	IL	Actual/360	5.340%	19,334.40	13,916.91	0.00	N/A	11/01/23	--	4,204,653.51	4,190,736.60	09/01/23
51	301080051	MH	Burlington	WI	Actual/360	5.180%	18,857.30	9,029.59	0.00	N/A	10/05/23	--	4,227,567.72	4,218,538.13	09/05/23
53	440000276	MF	Cincinnati	OH	Actual/360	5.017%	17,451.86	8,163.77	0.00	N/A	10/01/23	--	4,039,600.73	4,031,436.96	09/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
54	301080054	MH	Arlington	TX	Actual/360	5.170%	17,501.53	8,356.46	0.00	N/A	11/01/23	--	3,931,210.63	3,922,854.17	09/01/23
55	301080055	MF	Gainesville	FL	Actual/360	5.700%	18,570.20	7,402.72	0.00	N/A	11/01/23	--	3,783,402.60	3,775,999.88	09/01/23
56	301080056	MH	Bloomington	IN	Actual/360	5.180%	15,319.24	7,335.43	0.00	N/A	10/05/23	--	3,434,380.24	3,427,044.81	09/05/23
57	440000277	SS	Alpharetta	GA	Actual/360	5.300%	15,249.79	6,962.40	0.00	N/A	11/01/23	--	3,341,403.40	3,334,441.00	09/01/23
58	301080058	MU	Houston	TX	Actual/360	5.590%	14,845.62	9,933.33	0.00	N/A	11/01/23	--	3,084,091.50	3,074,158.17	09/01/23
59	410920042	MU	Los Angeles	CA	Actual/360	5.520%	14,579.16	10,032.14	0.00	N/A	10/01/23	--	3,067,145.05	3,057,112.91	09/01/23
60	301080060	MH	Rice	MN	Actual/360	5.580%	14,351.11	9,630.27	0.00	N/A	11/05/23	--	2,986,704.22	2,977,073.95	09/05/23
61	301080061	MH	Mission	TX	Actual/360	5.210%	12,803.92	9,579.46	0.00	N/A	11/01/23	--	2,853,947.61	2,844,368.15	09/01/23
62	440000282	RT	San Diego	CA	Actual/360	5.371%	14,513.97	5,076.29	0.00	N/A	11/01/23	--	3,138,137.64	3,133,061.35	09/01/23
67	301080067	MH	Marshalltown	IA	Actual/360	5.180%	11,484.80	5,499.36	0.00	N/A	10/05/23	--	2,574,746.03	2,569,246.67	09/05/23
69	416000114	LO	Lexington	KY	Actual/360	5.400%	10,909.53	4,813.33	0.00	N/A	11/01/23	--	2,346,134.63	2,341,321.30	09/01/23
71	410920650	RT	Mesa	AZ	Actual/360	5.460%	10,340.00	4,498.65	0.00	N/A	10/01/23	--	2,199,220.65	2,194,722.00	09/01/23
72	410920844	SS	Fort Wayne	IN	Actual/360	5.720%	10,813.55	2,195,397.00	0.00	N/A	10/01/23	--	2,195,397.00	0.00	09/01/23
75	410920642	RT	Northville Township	MI	Actual/360	5.710%	8,482.87	3,370.23	0.00	N/A	11/01/23	--	1,725,231.57	1,721,861.34	09/01/23
77	301080077	MH	Mansfeld	TX	Actual/360	5.170%	6,796.89	3,245.31	0.00	N/A	11/01/23	--	1,526,724.65	1,523,479.34	09/01/23
78	410919868	SS	Miramar Beach	FL	Actual/360	5.780%	7,170.40	2,782.76	0.00	N/A	11/01/23	--	1,440,642.93	1,437,860.17	09/01/23
79	301080079	MH	Huxley	IA	Actual/360	5.330%	6,523.85	2,948.02	0.00	N/A	11/05/23	--	1,421,403.46	1,418,455.44	09/05/23
80	301080080	MH	Mission	TX	Actual/360	5.510%	6,581.61	2,797.26	0.00	N/A	11/05/23	--	1,387,143.33	1,384,346.07	08/05/23
83	410921148	MU	Mesquite	TX	Actual/360	5.940%	4,354.75	1,602.23	0.00	N/A	11/01/23	--	851,368.82	849,766.59	09/01/23
84	301080084	MH	Boone	IA	Actual/360	5.330%	3,837.56	1,734.13	0.00	N/A	11/05/23	--	836,119.41	834,385.28	09/05/23
Totals							1,317,467.93	47,670,886.37	0.00				298,039,880.67	250,368,994.30
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	3,550,747.14	1,780,959.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,657,237.08	1,426,527.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,397,192.00	1,700,990.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,724,413.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,863,560.88	543,425.21	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,008,872.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,254,715.55	628,359.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,242,752.74	522,429.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,231,158.00	596,403.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,651,033.15	790,551.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	775,088.15	372,251.14	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	527,044.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	850,350.00	524,600.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	(627,389.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	813,892.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	770,085.15	799,426.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	288,597.51	142,985.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	372,871.10	469,721.21	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1,386,896.08	721,947.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	528,451.73	41,659.89	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	310,014.44	366,117.63	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	474,778.10	267,911.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
72	442,920.25	238,090.55	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
75	335,661.80	140,406.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	305,443.34	146,355.74	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	36,712.10	4,666.06	01/01/23	06/30/23	--	0.00	0.00	9,354.98	9,354.98	0.00	0.00
83	199,465.74	50,074.28	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	27,372,564.91	12,275,860.64				0.00	0.00	9,354.98	9,354.98	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	310921394	20,939,690.19	Payoff Prior to Maturity	0.00	0.00
31	310920940	7,021,284.64	Payoff Prior to Maturity	0.00	0.00
72	410920844	2,191,087.17	Payoff Prior to Maturity	0.00	0.00
Totals		30,152,062.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	30,152,062.00	5.111520%	5.027903%	2
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	79,203,816.78	5.133416%	5.050666%	3
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	11,493,862.20	5.050009%	4.975566%	3
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	15,772,230.74	5.076762%	4.997014%	4
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.085891%	5.006872%	5
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.086124%	5.007093%	6
03/17/23	1	12,532,715.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.098174%	5.022849%	6
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.098417%	5.023084%	7
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.098620%	5.023278%	8
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.098821%	5.023470%	9
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.099034%	5.023674%	10
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.099231%	5.023863%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
80	301080080	08/05/23	0	B	9,354.98	9,354.98	0.00	1,387,143.32
Totals					9,354.98	9,354.98	0.00	1,387,143.32

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		5,681,368	5,681,368	0		0
0 - 6 Months		232,370,041	232,370,041	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		12,317,585	12,317,585	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	250,368,994	250,368,994	0	0	0	0
Aug-23	298,039,881	298,039,881	0	0	0	0
Jul-23	412,623,295	412,623,295	0	0	0	0
Jun-23	536,550,182	536,550,182	0	0	0	0
May-23	553,195,167	553,195,167	0	0	0	0
Apr-23	554,119,893	554,119,893	0	0	0	0
Mar-23	598,815,303	586,282,588	12,532,715	0	0	0
Feb-23	599,952,331	599,952,331	0	0	0	0
Jan-23	600,896,671	600,896,671	0	0	0	0
Dec-22	601,836,779	601,836,779	0	0	0	0
Nov-22	602,835,623	602,835,623	0	0	0	0
Oct-22	603,767,043	603,767,043	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	300571037	12,317,584.89	12,317,584.89	21,000,000.00	07/15/13	1,635,016.84	1.55890	12/31/22	11/06/25	205
39	301080039	5,681,368.40	5,681,368.40	10,000,000.00	04/18/13	419,958.00	0.76280	12/31/22	08/01/23	178
Totals		17,998,953.29	17,998,953.29	31,000,000.00		2,054,974.84

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	300571037	RT	CA	09/02/22	13

The Loan transferred for non-monetary default after the Borrower effectuated a non-permitted equity transfer without Lender's consent. Borrower has requested Lender's retroactive consent to the equity transfer and is requesting that three

Guarantors be re leased from their obligations under the Loan Documents. On October 17, 2022, a notice of default was sent. Cash Sweep has been implemented. Special Servicer is negotiating a resolution with Borrower.

39	301080039	MU	FL	09/12/23	0
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
49	310919197	4,622,391.22	5.01000%	4,622,391.22 5.01000%		10	02/26/21	11/01/20	03/11/21
Totals		4,622,391.22		4,622,391.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	416000112 03/17/21	8,812,657.51	10,900,000.00	6,570,088.72	5,846,019.96	6,570,088.72	724,068.76	8,088,588.75	0.00	101,380.96	7,987,207.79	80.67%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,812,657.51	10,900,000.00	6,570,088.72	5,846,019.96	6,570,088.72	724,068.76	8,088,588.75	0.00	101,380.96	7,987,207.79

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	416000112	03/17/23	0.00	0.00	7,987,207.79	0.00	0.00	(101,380.96)	0.00	0.00	7,987,207.79
		03/17/21	0.00	0.00	8,088,588.75	0.00	0.00	8,088,588.75	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,987,207.79	0.00	0.00	7,987,207.79	0.00	0.00	7,987,207.79

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	1,503.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	2,659.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	21,546.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	421.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	87.60	0.00	0.00	0.00
Total	0.00	0.00	2,659.38	0.00	23,471.05	0.00	0.00	0.00	87.60	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,218.03

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Supplemental Notes
None

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